CORE DEPOSIT INTANGIBLE (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of gross carrying value and accumulated amortization of the core deposit intangible
	December 31,
	2015	2014
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(3,120,000)	(3,062,000)

	$138,000	$196,000

Schedule of estimated future amortization expense on core deposit intangible
Year Ending December 31,	Amount
2016	$58,000
2017	58,000
2018	22,000